Financial assets and liabilities	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Financial assets and liabilities

Note 11 Financial assets and liabilities
FAIR VALUE

The following table provides the fair value details of financial instruments measured at amortized cost in the statements of financial position.

			JUNE 30, 2019		DECEMBER 31, 2018

	CLASSIFICATION	FAIR VALUE METHODOLOGY	CARRYING VALUE	FAIR VALUE	CARRYING VALUE	FAIR VALUE

CRTC tangible benefits obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	35	35	61	61

CRTC deferral account obligation	Trade payables and other liabilities and other non-current liabilities	Present value of estimated future cash flows discounted using observable market interest rates	82	86	108	112

Debt securities and other debt	Debt due within one year and long-term debt	Quoted market price of debt	18,105	20,361	18,188	19,178

Finance leases (1)	Debt due within one year and long-term debt	Present value of future cash flows discounted using observable market interest rates	—	—	2,097	2,304

 (1) Upon adoption of IFRS 16 on January 1, 2019, fair value disclosures are no longer required for leases.
The following table provides the fair value details of financial instruments measured at fair value in the statements of financial position.

			FAIR VALUE
	CLASSIFICATION	CARRYING VALUE OF ASSET (LIABILITY)	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OBSERVABLE MARKET DATA (LEVEL 2)(1)	NON-OBSERVABLE MARKET INPUTS (LEVEL 3)(2)
June 30, 2019
Publicly-traded and privately-held investments	Other non-current assets	121	1	—	120
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	(73)	—	(73)	—
Maple Leaf Sports & Entertainment Ltd. (MLSE) financial liability(3)	Trade payables and other liabilities	(135)	—	—	(135)
Other	Other non-current assets and liabilities	56	1	126	(71)
December 31, 2018
Publicly-traded and privately-held investments	Other non-current assets	110	1	—	109
Derivative financial instruments	Other current assets, trade payables and other liabilities, other non-current assets and liabilities	181	—	181	—
MLSE financial liability(3)	Trade payables and other liabilities	(135)	—	—	(135)
Other	Other non-current assets and liabilities	43	—	114	(71)

(1)	Observable market data such as equity prices, interest rates, swap rate curves and foreign currency exchange rates.

(2)
Non-observable market inputs such as discounted cash flows and earnings multiples. A reasonable change in our assumptions would not result in a significant increase (decrease) to our level 3 financial instruments.

(3)
Represents BCE’s obligation to repurchase the BCE Master Trust Fund's (Master Trust Fund) 9% interest in MLSE at a price not less than an agreed minimum price should the Master Trust Fund exercise its put option. The obligation to repurchase is marked to market each reporting period and the gain or loss is recorded in Other (expense) income in the income statements. The option has been exercisable since 2017.

CURRENCY EXPOSURES
We use forward contracts, options and cross currency basis swaps to manage foreign currency risk related to anticipated purchases and sales and certain foreign currency debt.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the U.S. dollar would result in a loss (gain) of $8 million ($2 million) recognized in net earnings at June 30, 2019 and a gain (loss) of $186 million ($174 million) recognized in Other comprehensive (loss) income at June 30, 2019, with all other variables held constant.
A 10% depreciation (appreciation) in the value of the Canadian dollar relative to the Philippines Peso would result in a gain (loss) of $3 million in Other comprehensive (loss) income at June 30, 2019, with all other variables held constant.

In Q2 2019, we entered into a cross currency interest rate swap with a notional amount of $600 million in U.S. dollars ($808 million in Canadian dollars) to hedge the U.S. currency exposure of our Series US-2 Notes maturing in 2049. See Note 9, Debt, for additional details.
The following table provides further details on our outstanding foreign currency forward contracts and options as at June 30, 2019.

TYPE OF HEDGE	BUY CURRENCY	AMOUNT TO RECEIVE	SELL CURRENCY	AMOUNT TO PAY	MATURITY	HEDGED ITEM
Cash flow	USD	2,960	CAD	3,942	2019	Commercial paper
Cash flow	USD	419	CAD	520	2019	Anticipated transactions
Cash flow	PHP	892	CAD	22	2019	Anticipated transactions
Cash flow	USD	762	CAD	991	2020	Anticipated transactions
Cash flow	PHP	932	CAD	23	2020	Anticipated transactions
Cash flow	USD	40	CAD	50	2021	Anticipated transactions
Economic	USD	60	CAD	77	2019	Anticipated transactions
Economic - put options	USD	45	CAD	56	2019	Anticipated transactions
Economic - put options	USD	81	CAD	101	2020	Anticipated transactions
Economic - call options	USD	48	CAD	60	2020	Anticipated transactions

INTEREST RATE EXPOSURES
A 1% increase (decrease) in interest rates would result in a decrease (increase) of $36 million in net earnings at June 30, 2019.
EQUITY PRICE EXPOSURES
We use equity forward contracts on BCE’s common shares to economically hedge the cash flow exposure related to the settlement of equity settled share-based compensation plans and the equity price risk related to a cash-settled share-based payment plan. The fair value of our equity forward contracts at June 30, 2019 was an asset of $30 million.
A 5% increase (decrease) in the market price of BCE’s common shares at June 30, 2019 would result in a gain (loss) of $38 million recognized in net earnings, with all other variables held constant.